Stock Transactions and Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation [Abstract]
Assumptions Used In The Black-Scholes Model To Value Options Granted
The following summarizes the assumptions used in the Black-Scholes model to value options granted during the years ended December 31:

	2016	2015	2014
Risk-free interest rate	1.2 – 1.8%	1.6 – 2.2%	1.7 – 2.4%
Weighted average volatility	24.3%	24.3%	22.4%
Dividend yield	0.6%	0.6%	0.5%
Expected years until exercise	5.5 – 8.0	5.5 – 8.0	5.5 – 8.0

Components Of Share-Based Compensation Program
The following summarizes the components of the Company’s stock-based compensation expense ($ in millions):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
Restricted stock units (“RSUs”)/performance stock units (“PSUs”):
Pretax compensation expense	$21.6	$19.9
Income tax benefit	(6.7)	(5.7)
RSU/PSU expense, net of income taxes	14.9	14.2
Stock options:
Pretax compensation expense	12.0	9.7
Income tax benefit	(3.8)	(3.0)
Stock option expense, net of income taxes	8.2	6.7
Total stock-based compensation:
Pretax compensation expense	33.6	29.6
Income tax benefit	(10.5)	(8.7)
Total stock-based compensation expense, net of income taxes	$23.1	$20.9

The following summarizes the components of the Company’s continuing operations stock-based compensation expense for the years ended December 31 ($ in millions):

	2016	2015	2014
RSUs/PSUs:
Pretax compensation expense	$85.9	$69.7	$52.1
Income tax benefit	(25.3)	(22.1)	(14.7)
RSU/PSU expense, net of income taxes	60.6	47.6	37.4
Stock options:
Pretax compensation expense	43.9	34.1	32.6
Income tax benefit	(13.6)	(10.7)	(9.4)
Stock option expense, net of income taxes	30.3	23.4	23.2
Total stock-based compensation:
Pretax compensation expense	129.8	103.8	84.7
Income tax benefit	(38.9)	(32.8)	(24.1)
Total stock-based compensation expense, net of income taxes	$90.9	$71.0	$60.6

Option Activity Under The Company's Stock Plans
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The following summarizes option activity under the Company’s stock plans (in millions, except weighted exercise price and number of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2014 (a)	30.7	$32.48
Granted (a)	4.8	58.50
Exercised (a)	(4.5)	27.38
Cancelled/forfeited (a)	(1.0)	44.92
Outstanding as of December 31, 2014 (a)	30.0	37.01
Granted (a)	4.1	66.64
Exercised (a)	(7.8)	28.40
Cancelled/forfeited (a)	(1.4)	51.55
Outstanding as of December 31, 2015 (a)	24.9	43.75
Granted	5.7	67.52
Exercised	(5.3)	33.45
Cancelled/forfeited	(1.2)	73.21
Adjustment due to Fortive Separation (b)	(5.2)	50.44
Outstanding as of December 31, 2016	18.9	50.07	6	$522.4
Vested and expected to vest as of December 31, 2016 (c)	18.2	$49.62	6	$515.4
Vested as of December 31, 2016	8.8	$37.00	4	$358.6

(a)
The outstanding options as of December 31, 2015 and the option activity prior to December 31, 2015 (except those options canceled as part of the Separation as noted below) have been adjusted by a factor of 1.32, as noted above, due to the Separation.

(b)
The “Adjustment due to Fortive Separation” reflects the cancellation of options which were outstanding as of July 2, 2016 and held by Fortive employees, which have been converted to Fortive options as part of the Separation.

(c)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.

Summary Of Options Outstanding
Options outstanding as of December 31, 2016 are summarized below (in millions, except price per share and number of years):

	Outstanding			Exercisable
Exercise Price	Shares	Average Exercise Price	Average Remaining Life (in years)	Shares	Average Exercise Price
$19.89 to $31.85	4.1	$26.52	2	4.1	$26.52
$31.86 to $43.95	3.4	38.88	5	2.7	38.59
$43.96 to $56.70	2.7	50.69	6	0.9	49.80
$56.71 to $65.95	6.3	63.79	8	0.7	60.12
$65.96 to $80.92	2.4	69.84	9	0.4	67.99

RSU And Restricted Stock Activity
The following summarizes information on unvested RSU and PSU activity (in millions, except weighted average grant-date fair value):

	Number of RSUs/PSUs	Weighted Average Grant-Date Fair Value
Unvested as of January 1, 2014 (a)	6.5	$38.40
Granted (a)	2.0	54.42
Vested (a)	(1.9)	32.15
Forfeited (a)	(0.5)	44.48
Unvested as of December 31, 2014 (a)	6.1	45.18
Granted (a)	2.9	65.66
Vested (a)	(2.1)	45.00
Forfeited (a)	(0.8)	52.56
Unvested as of December 31, 2015 (a)	6.1	53.93
Granted	1.9	66.15
Vested	(1.8)	50.64
Adjustment due to Fortive Separation (b)	(1.2)	58.24
Forfeited	(0.5)	28.79
Unvested as of December 31, 2016	4.5	62.16

(a)
The unvested RSUs and PSUs as of December 31, 2015 and the RSU and PSU activity in the periods prior to December 31, 2015 (except those RSUs and PSUs canceled as part of the Separation as noted below) have been adjusted by a factor of 1.32, as noted above, due to the Separation.

(b)
The “Adjustment due to Fortive Separation” reflects the cancellation of RSUs and PSUs which were outstanding as of July 2, 2016 and held by Fortive employees which have been converted to Fortive RSUs and PSUs as part of the Separation.